Equity Method Investments (Tables)	12 Months Ended
Dec. 31, 2018
Equity Method Investments and Joint Ventures [Abstract]
Schedule of equity method investments

The following table summarizes the changes in the Company’s recorded amount of equity method investments for the year ended December 31, 2017 (in thousands):

	LNG EF	FHR	Total
Carrying value at January 1, 2017	$18,554	$484	$19,038
Equity loss	(1,095)	(3)	(1,098)
Change to consolidation	(17,459)	(481)	(17,940)

Carrying value at December 31, 2017	$—	$—	$—